Convertible Debt, Unsecured Senior Notes and Long-term Loans	9 Months Ended
Sep. 30, 2023
Convertible Debt, Unsecured Senior Notes and Long-term Loans
Convertible Debt, Unsecured Senior Notes and Long-term Loans
13.	Convertible Debt, Unsecured Senior Notes and Long-term Loans

In October 2017, the Company issued US$900 million in aggregate principal amount of 1.25% coupon interest convertible senior notes due on November 15, 2022 (“2022 Notes”) at par. The net proceeds received by the Company from the issuance of the 2022 Notes were US$879.3 million, net of issuance cost of US$20.7 million. The Company pays cash interest at an annual rate of 1.25%, payable semiannually in arrears on May 15 and November 15 of each year, beginning May 15, 2018. The issuance costs of the 2022 Notes are being amortized to interest expenses over the contractual life. The 2022 Notes related interest expenses were US$11.5 million for the nine months ended September 30, 2022. The Company has repaid all outstanding principal amount and accrued interest expenses of 2022 Notes in November 2022.

In July 2019, the Company issued US$800 million in aggregate principal amount of unsecured senior notes due on July 5, 2024 (“2024 Notes”), unless previously repurchased or redeemed in accordance with the terms prior to maturity. The 2024 Notes were issued at par value and bear an annual interest rate of 3.50%, payable semiannually in arrears on January 5 and July 5 of each year, beginning on January 5, 2020. The net proceeds to the Company from the issuance of the 2024 Notes were US$793.3 million, net of issuance cost of US$6.7 million. The issuance costs of the 2024 Notes are being amortized to interest expenses over the contractual life. The 2024 Notes related interest expenses were US$22.0 million for both of the nine months ended September 30, 2022 and 2023.

In July 2020, the Company issued US$750 million in aggregate principal amount of unsecured senior notes due on July 8, 2030 (“2030 Notes”), unless previously repurchased or redeemed in accordance with the terms prior to maturity. The 2030 Notes bear an annual interest rate of 3.375%, payable semiannually in arrears on January 8 and July 8 of each year, beginning on January 8, 2021. The net proceeds to the Company from the issuance of the 2030 Notes were US$740.3 million, net of issuance cost of US$9.7 million. The issuance costs of the 2030 Notes are being amortized to interest expenses over the contractual life. The 2030 Notes related interest expenses were US$19.7 million for both of the nine months ended September 30, 2022 and 2023.

On August 22, 2022, the Company signed a five-year US$1.2 billion term and revolving facilities agreement with a group of 23 arrangers. The facilities consist of a US$900 million five-year bullet maturity term loan and a US$300 million five-year revolving facility. The term and revolving loans under this facility are priced at 128 basis points over Term SOFR (the applicable reference rate). As of the date of this report, the Company has fully withdrawn the US$900 million term loan and partially withdrawn US$5 million revolving facility (“2027 Loans”). The Company used the proceeds from the term loan to refinance of existing indebtedness, general corporate purposes and payment of transaction related fees and expenses. For the nine months ended September 30, 2022 and 2023, the Group recognized nil and US$46.1 million interest expenses for the 2027 Loans.